Related party transactions - Additional Information (Detail) - USD ($)		1 Months Ended	12 Months Ended
		Jan. 31, 2021	Dec. 31, 2020	Dec. 31, 2014	Dec. 31, 2019	Dec. 31, 2018
Schedule of Other Related Party Transactions [Line Items]
Repayment of loans to related party			$ 662,000
Treasury stock [Member]
Schedule of Other Related Party Transactions [Line Items]
Interest on withheld tax price				5.00%
Aiden & Jasmine Limited
Schedule of Other Related Party Transactions [Line Items]
Withholding Tax Payable Non-current			91,000		$ 17,000	$ 54,000
Aiden & Jasmine Limited | Treasury stock [Member]
Schedule of Other Related Party Transactions [Line Items]
Shares repurchased				3,860,733
Shares repurchased, value				$ 10,879,000
Interest on withheld tax				363,000
Withholding Tax Payable Non-current				$ 1,451,000
Vantage Point Global Limited
Schedule of Other Related Party Transactions [Line Items]
Withholding Tax Payable Non-current	[1]		$ 243,000		$ 46,000	$ 146,000
Vantage Point Global Limited | Treasury stock [Member]
Schedule of Other Related Party Transactions [Line Items]
Shares repurchased				10,334,679
Shares repurchased, value				$ 29,121,000
Interest on withheld tax				971,000
Withholding Tax Payable Non-current				$ 3,883,000
Vantage Point Global Limited | Subsequent event
Schedule of Other Related Party Transactions [Line Items]
Repayment of loans to related party		$ 3,883,000

[1]	In 2014, the Group repurchased 3,860,733 common shares from Aiden & Jasmine Limited (Co founder’s company) for USD10,879,000 and 10,334,679 common shares from Vantage Point Global Limited for USD29,121,000. According to the repurchase contract, the Company was entitled to an amount (the “Withheld Price”) to withhold any taxes with respect to this repurchase as required under the applicable laws. If the Seller has not been specifically required by the applicable governmental or regulatory authority to pay any taxes as required under the applicable laws in connection with the repurchase, after the fifth anniversary of the Closing Date, the Company will pay to the Seller the Withheld Price with a simple interest thereon at the rate of five percent (5%) per annum from the Closing Date. Therefore, the Withheld Price for Aiden & Jasmine Limited and Vantage Point Global Limited was USD 1,451,000 (including interest of USD 363,000) and USD 3,883,000 (including interest of USD 971,000) respectively. The interest accrued for the year ended December 31, 2020 was USD 91,000 and USD 243,000 for Aiden & Jasmine Limited and Vantage Point Global Limited respectively.